Document and Entity Information	May 23, 2024
Cover [Abstract]
Entity Registrant Name	TIMKEN CO
Amendment Flag	false
Entity Central Index Key	0000098362
Document Type	8-K
Document Period End Date	May 23, 2024
Entity File Number	1-1169
Entity Incorporation State Country Code	OH
Entity Tax Identification Number	34-0577130
Entity Address, Address Line One	4500 Mount Pleasant Street NW
Entity Address, City or Town	North Canton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44720-5450
City Area Code	234
Local Phone Number	262.3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	TKR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false